INCOME TAX (Details 3) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Net operating loss carryover	$ 6,284,425	$ 3,108,502
Allowance for doubtful accounts	87,771
Stock-based compensation	1,765,463
Operating right of use assets	1,331	1,533
Accrued expenses	259,264	84,140
Amortization of debt discount	643,848	310,225
Intangible book/tax basis difference	2,124,796	1,846,646
Total deferred tax asset, net	11,166,898	5,351,046
Less: reserve for allowance	(10,521,546)	(5,348,138)
Total Deferred tax asset, net of valuation allowance	645,352	2,908
Deferred tax liabilities:
Fixed assets book/tax difference	(1,504)	(2,908)
Derivative liability	(643,848)
Total deferred tax liabilities, net	$ (645,352)	$ (2,908)